Shareholder Report, Holdings (Details) - C000234742	Mar. 31, 2025
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 4.784%, 07/01/2058
Holdings [Line Items]
Percent of Net Asset Value	22.24%
Commonwealth of Puerto Rico, 4.00%, 07/01/2035
Holdings [Line Items]
Percent of Net Asset Value	13.07%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 4.329%, 07/01/2040
Holdings [Line Items]
Percent of Net Asset Value	9.66%
Matching Fund Special Purpose Securitization Corp., 5.00%, 10/01/2039
Holdings [Line Items]
Percent of Net Asset Value	9.52%
Commonwealth of Puerto Rico, 5.625%, 07/01/2027
Holdings [Line Items]
Percent of Net Asset Value	7.68%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, 07/01/2047
Holdings [Line Items]
Percent of Net Asset Value	6.16%
Commonwealth of Puerto Rico, 5.75%, 07/01/2031
Holdings [Line Items]
Percent of Net Asset Value	6.02%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, 07/01/2028
Holdings [Line Items]
Percent of Net Asset Value	5.68%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, 07/01/2037
Holdings [Line Items]
Percent of Net Asset Value	5.67%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 4.00%, 07/01/2042
Holdings [Line Items]
Percent of Net Asset Value	5.04%
1-3 Years
Holdings [Line Items]
Percent of Net Asset Value	12.12%
3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	5.68%
5-10 Years
Holdings [Line Items]
Percent of Net Asset Value	6.02%
> 10 Years
Holdings [Line Items]
Percent of Net Asset Value	75.92%